Employee Benefits (Allocation Of Plan Assets) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	€ 4,090	€ 3,189
Total allocation of plan assets, percentage	100.00%	100.00%
Front-End [Member] | Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	940	798
Total allocation of plan assets, percentage	23.00%	25.00%
Front-End [Member] | Bonds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	2,488	1,965
Total allocation of plan assets, percentage	60.00%	62.00%
Front-End [Member] | Loans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	368	235
Total allocation of plan assets, percentage	9.00%	7.00%
Front-End [Member] | Real Estate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	66	51
Total allocation of plan assets, percentage	2.00%	2.00%
Front-End [Member] | Other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	227	140
Total allocation of plan assets, percentage	6.00%	4.00%
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	21,364
Total allocation of plan assets, percentage	100.00%
Back-End [Member] | Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	3,418
Total allocation of plan assets, percentage	16.00%
Back-End [Member] | Fixed Income And Corporate Bonds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	17,519
Total allocation of plan assets, percentage	82.00%
Back-End [Member] | Cash And Other Assets [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total allocation of plan assets	€ 427
Total allocation of plan assets, percentage	2.00%